Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Deferred equity issuance costs						$ 193,876
Percentage of tax benefit					50.00%
Deferred equity additional paid-in capital					$ 193,876
Convertible Debt Securities [Member]
Summary of Significant Accounting Policies [Line Items]
Anti-dilutive securities shares of common stock
Common Stock [Member] | Convertible Debt Securities [Member]
Summary of Significant Accounting Policies [Line Items]
Anti-dilutive securities shares of common stock	1,532,929		1,532,929
Warrant [Member] | Common Stock [Member] | Convertible Debt Securities [Member]
Summary of Significant Accounting Policies [Line Items]
Anti-dilutive securities shares of common stock	2,461,381	2,583,169	2,461,381	2,583,169